UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Vincent P. Corti
American Mutual Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Mutual Fund®

[photo of sunflowers - a tree in the background]

Semi-annual report for the six months ended April 30, 2012

American Mutual Fund strives for the balanced accomplishment of three objectives — current income, growth of capital and conservation of principal — through investments in companies that participate in the growth of the American economy.

This fund is one of the American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	1.13%	1.19%	4.30%

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated January 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.27%. The fund’s distribution rate for Class A shares as of that date was 2.33%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 35.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

[photo of sunflowers]

Spurred by the slow but steady growth of the U.S. economy, stocks rose during the six months ended April 30, 2012. U.S. companies continued to produce good results and a growing number of companies increased their dividends. The market temporarily ignored some of the longer-term issues we face: relatively high unemployment in the U.S.; federal, state and local spending cuts; and the growing European financial crisis.

With the market moving up significantly during the six-month period, American Mutual Fund (AMF) posted a total return of 10.7%. This trailed the 12.8% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. In a strong stock market, AMF typically lags the S&P 500, but it tends to do relatively better than the market when stocks decline because its dividend-paying stock holdings are typically less volatile than the overall market.

Over longer periods of time, however, AMF continued to do better than the S&P 500. For the past 10 years, the fund had an average annual total return of 5.2% compared with the S&P 500’s 4.7% return. For the fund’s 62-year lifetime AMF has had an average annual total return of 11.6% compared with 11.1% for the S&P 500.

AMF strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. As a part of its overall approach, the fund seeks to reduce risk by investing primarily in companies that pay dividends.

Portfolio review

As of April 30, AMF had 87.5% of its total assets in common and preferred stocks, 0.2% in convertible securities, 3.2% in bonds and notes and 9.1% in short-term securities including cash. The fund’s largest industry sectors were industrials, 15.0%; consumer discretionary, 13.6%; health care, 11.0%; information technology, 8.3%; and energy, 8.2%.

What helped the fund? Seven of the fund’s 10 largest stocks provided returns that were greater than that of the S&P 500. Of that group, Home Depot (+44.7%), the fund’s third-largest holding, did best. Media companies such as Comcast (+29.4%) and Time Warner Cable (+26.3%) also helped results. Health care stocks including Amgen (+24.2%) and Abbott Laboratories (+15.2%) made solid contributions. AT&T (+12.3%), Verizon (+9.2%) and United Technologies (+4.7%) appreciated during the period but went up less than the overall market.

Dividend news continues to be positive. Standard & Poor’s estimates that dividend payments by companies in the S&P 500 will increase 15% from last year to $277 billion in 2012. This amount would exceed the previous record set in 2008 of $248 billion. Three-quarters of the S&P 500’s dividend-paying companies are making higher payments than they did last year, according to Standard & Poor’s. In March, 15 major banks got permission from the Federal Reserve to increase their dividends and also take other steps that will make their stocks more attractive to investors.

Looking ahead

Tax laws affecting dividends are set to expire at the end of 2012, and tax rates may rise for dividends in 2013. At this time, however, it is uncertain how dividends will be taxed next year. It is important to keep in mind that many investors hold their mutual funds inside a retirement plan, which means any gains won’t be taxed until the money in the plan is withdrawn.

On June 30, 2012, James Dunton, who served AMF for 42 years as portfolio counselor, president and vice chairman, will retire from Capital Research and Management Company. We thank him for his long and dedicated service. Joyce Gordon, president of AMF, has been elected vice chairman and continues as principal investment officer. Paul Roye, senior vice president of AMF, was elected as president of the fund.

We are pleased to report that the number of shareholder accounts in AMF has increased by 7.3%. We welcome our new investors and thank our long-term investors for their continued support.

Cordially,

/s/ Joyce E. Gordon

Joyce E. Gordon
Vice Chairman

/s/ Paul F. Roye

Paul F. Roye
President

June 8, 2012

For current information about the fund, visit americanfunds.com

Summary investment portfolio   April 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	Percent of net assets
Industrials	14.98%
Consumer discretionary	13.62
Health care	11.01
Information technology	8.29
Energy	8.18
Other industries	31.38
Preferred stocks & convertible securities	0.20
Bonds & notes	3.23
Short-term securities & other assets less liabilities	9.11
[end pie chart]

			Percent
		Value	of net
Common stocks - 87.46%	Shares	(000)	assets

Energy - 8.18%
BP PLC (ADR)	3,360,000	$145,858	.68
Chevron Corp.	2,698,911	287,596	1.33
Royal Dutch Shell PLC, Class A (ADR)	3,729,700	266,823
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	85,978	1.64
Schlumberger Ltd.	2,315,400	171,664	.80
Other securities		804,750	3.73
		1,762,669	8.18

Materials - 4.69%
Air Products and Chemicals, Inc.	1,735,000	148,325	.69
Dow Chemical Co.	11,731,400	397,460	1.84
MeadWestvaco Corp.	5,749,864	182,961	.85
Praxair, Inc.	1,919,724	222,112	1.03
Other securities		59,028	.28
		1,009,886	4.69

Industrials - 14.98%
3M Co.	2,340,000	209,102	.97
CSX Corp.	11,869,000	264,797	1.23
Emerson Electric Co.	5,825,000	306,046	1.42
General Dynamics Corp.	2,051,000	138,443	.64
General Electric Co.	10,722,500	209,947	.97
Lockheed Martin Corp.	1,845,000	167,046	.78
Republic Services, Inc.	5,550,000	151,903	.70
Union Pacific Corp.	2,005,300	225,476	1.05
United Parcel Service, Inc., Class B	4,617,300	360,796	1.67
United Technologies Corp.	4,620,100	377,185	1.75
Waste Management, Inc.	5,545,400	189,653	.88
Other securities		628,433	2.92
		3,228,827	14.98

Consumer discretionary - 13.62%
Comcast Corp., Class A	11,756,400	356,572
Comcast Corp., Class A, special nonvoting shares	1,500,000	44,745	1.86
Darden Restaurants, Inc.	5,204,000	260,616	1.21
Garmin Ltd.	4,150,000	195,590	.91
Home Depot, Inc.	12,050,000	624,069	2.90
Mattel, Inc.	9,075,000	304,920	1.41
Time Warner Cable Inc.	4,163,937	334,989	1.55
Time Warner Inc.	4,584,333	171,729	.80
YUM! Brands, Inc.	1,980,000	144,005	.67
Other securities		497,456	2.31
		2,934,691	13.62

Consumer staples - 5.48%
Kimberly-Clark Corp.	2,140,000	167,926	.78
Kraft Foods Inc., Class A	12,704,700	506,536	2.35
PepsiCo, Inc.	2,336,800	154,229	.71
Other securities		353,597	1.64
		1,182,288	5.48

Health care - 11.01%
Abbott Laboratories	11,645,000	722,689	3.35
Amgen Inc.	7,150,748	508,490	2.36
Bristol-Myers Squibb Co.	7,784,227	259,760	1.21
Merck & Co., Inc.	6,718,302	263,626	1.22
Pfizer Inc	6,920,000	158,676	.74
Other securities		459,393	2.13
		2,372,634	11.01

Financials - 6.05%
Arthur J. Gallagher & Co.	4,149,148	155,842	.72
JPMorgan Chase & Co.	2,690,000	115,616	.54
Wells Fargo & Co.	2,385,000	79,730	.37
Other securities		953,805	4.42
		1,304,993	6.05

Information technology - 8.29%
Microsoft Corp.	12,726,598	407,506	1.89
Oracle Corp.	6,087,000	178,897	.83
Texas Instruments Inc.	6,620,000	211,443	.98
Other securities		989,183	4.59
		1,787,029	8.29

Telecommunication services - 5.31%
AT&T Inc.	14,253,700	469,089	2.18
Verizon Communications Inc.	15,743,900	635,739	2.95
Other securities		40,530	.18
		1,145,358	5.31

Utilities - 7.48%
Dominion Resources, Inc.	3,000,000	156,570	.73
Duke Energy Corp.	10,005,000	214,407	.99
FirstEnergy Corp.	4,697,728	219,948	1.02
PG&E Corp.	6,696,000	295,829	1.37
Other securities		724,750	3.37
		1,611,504	7.48

Miscellaneous - 2.37%
Other common stocks in initial period of acquisition		510,092	2.37

Total common stocks (cost: $14,998,336,000)		18,849,971	87.46

			Percent
		Value	of net
Preferred stocks - 0.05%		(000)	assets

Miscellaneous - 0.05%
Other preferred stocks in initial period of acquisition		10,472	.05

Total preferred stocks (cost: $10,004,000)		10,472	.05

			Percent
		Value	of net
Convertible securities - 0.15%		(000)	assets

Utilities - 0.15%
Other securities		32,034	.15

Total convertible securities (cost: $30,949,000)		32,034	.15

	Principal		Percent
	amount	Value	of net
Bonds & notes - 3.23%	(000)	(000)	assets

Financials - 1.98%
JPMorgan Chase & Co. 4.75%-7.90% 2013 (1)	$128,654	141,155	.65
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated) (1)	131,826	143,690	.67
Other securities		140,855	.66
		425,700	1.98

Telecommunication services - 0.12%
Verizon Communications Inc. 5.55%-8.50% 2014-2018	20,000	26,073	.12

Mortgage-backed obligations (2) - 0.10%
Fannie Mae 4.00%-4.50% 2024	20,887	22,334	.10

Bonds & notes of U.S. government agencies - 0.24%
Fannie Mae 2.50% 2014	25,775	26,909	.12
Freddie Mac 1.75% 2012	25,240	25,294	.12
		52,203	.24

Other - 0.79%
Other securities		169,793	.79

Total bonds & notes (cost: $614,477,000)		696,103	3.23

	Principal		Percent
	amount	Value	of net
Short-term securities - 8.77%	(000)	(000)	assets

Emerson Electric Co. 0.11% due 5/15/2012 (3)	11,000	10,999	.05
Fannie Mae 0.06%-0.14% due 5/16/2012-1/7/2013	604,800	604,182	2.80
Federal Farm Credit Banks 0.14%-0.19% due 9/27/2012-2/14/2013	169,500	169,338	.79
Freddie Mac 0.065%-0.18% due 6/11/2012-2/14/2013	383,650	383,464	1.78
Jupiter Securitization Co., LLC 0.15% due 5/1/2012 (3)	30,000	30,000	.14
Merck & Co. Inc. 0.09% due 5/7-5/11/2012 (3)	35,000	34,999	.16
U.S. Treasury Bills 0.06%-0.136% due 6/28-11/15/2012	285,200	285,122	1.32
Other securities		371,207	1.73

Total short-term securities (cost: $1,889,532,000)		1,889,311	8.77

Total investment securities (cost: $17,543,298,000)		21,477,891	99.66
Other assets less liabilities		74,209	.34

Net assets		$21,552,100	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $378,298,000, which represented 1.76% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value (cost: $17,543,298)		$21,477,891
Cash		5,457
Receivables for:
Sales of investments	$94,955
Sales of fund's shares	39,054
Dividends and interest	43,324	177,333
		21,660,681
Liabilities:
Payables for:
Purchases of investments	66,610
Repurchases of fund's shares	26,441
Investment advisory services	4,417
Services provided by related parties	8,904
Trustees' deferred compensation	2,147
Other	62	108,581
Net assets at April 30, 2012		$21,552,100

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,989,987
Undistributed net investment income		46,566
Accumulated net realized loss		(419,051)
Net unrealized appreciation		3,934,598
Net assets at April 30, 2012		$21,552,100

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (777,262 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$15,228,094	548,651	$27.76
Class B	242,314	8,799	27.54
Class C	829,826	30,223	27.46
Class F-1	917,368	33,157	27.67
Class F-2	970,764	34,981	27.75
Class 529-A	445,366	16,073	27.71
Class 529-B	23,271	843	27.61
Class 529-C	120,405	4,365	27.59
Class 529-E	24,213	877	27.62
Class 529-F-1	28,549	1,029	27.74
Class R-1	43,500	1,579	27.54
Class R-2	190,136	6,910	27.52
Class R-3	493,315	17,878	27.59
Class R-4	416,047	15,026	27.69
Class R-5	324,378	11,686	27.76
Class R-6	1,254,554	45,185	27.76

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,616)	$285,362
Interest	23,897	$309,259

Fees and expenses*:
Investment advisory services	25,383
Distribution services	26,278
Transfer agent services	10,991
Administrative services	1,818
Reports to shareholders	519
Registration statement and prospectus	435
Trustees' compensation	549
Auditing and legal	26
Custodian	37
State and local taxes	100
Other	395	66,531
Net investment income		242,728

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments	249,479
Currency transactions	18	249,497
Net unrealized appreciation (depreciation) on:
Investments	1,540,863
Currency translations	(1)	1,540,862
Net realized gain and unrealized appreciation
on investments and currency		1,790,359
Net increase in net assets resulting
from operations		$2,033,087

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended April 30,	October 31,
	2012*	2011
Operations:
Net investment income	$242,728	$465,357
Net realized gain on investments and currency transactions	249,497	336,671
Net unrealized appreciation on investments and currency translations	1,540,862	359,658
Net increase in net assets resulting from operations	2,033,087	1,161,686

Dividends paid to shareholders from net investment income	(260,015)	(446,467)

Net capital share transactions	1,213,257	723,263

Total increase in net assets	2,986,329	1,438,482

Net assets:
Beginning of period	18,565,771	17,127,289
End of period (including undistributed
net investment income: $46,566 and $63,853, respectively)	$21,552,100	$18,565,771

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
     unaudited

1.	Organization

American Mutual Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund strives for the balanced accomplishment of three objectives – current income, growth of capital and conservation of principal – through investments in companies that participate in the growth of the American economy.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations.  The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$1,762,669	$-	$-	$1,762,669
Materials	1,009,886	-	-	1,009,886
Industrials	3,228,827	-	-	3,228,827
Consumer discretionary	2,934,691	-	-	2,934,691
Consumer staples	1,182,288	-	-	1,182,288
Health care	2,372,634	-	-	2,372,634
Financials	1,304,993	-	-	1,304,993
Information technology	1,787,029	-	-	1,787,029
Telecommunication services	1,145,358	-	-	1,145,358
Utilities	1,611,504	-	-	1,611,504
Miscellaneous	510,092	-	-	510,092
Preferred stocks	10,472	-	-	10,472
Convertible securities	32,034	-	-	32,034
Bonds & notes	-	696,103	-	696,103
Short-term securities	-	1,889,311	-	1,889,311
Total	$18,892,477	$2,585,414	$-	$21,477,891

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks – Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Non-U.S. taxation – Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$66,393
Capital loss carryforward expiring 2017*	(663,964)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,275,710
Gross unrealized depreciation on investment securities	(346,629)
Net unrealized appreciation on investment securities	3,929,081
Cost of investment securities	17,548,810

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2012	Year ended October 31, 2011
Class A	$189,519	$338,966
Class B	2,456	5,644
Class C	7,356	12,517
Class F-1	10,669	16,955
Class F-2	10,790	11,932
Class 529-A	5,210	8,386
Class 529-B	209	471
Class 529-C	991	1,578
Class 529-E	253	395
Class 529-F-1	347	486
Class R-1	361	568
Class R-2	1,675	2,748
Class R-3	5,214	7,889
Class R-4	4,120	5,939
Class R-5	4,105	6,037
Class R-6	16,740	25,956
Total	$260,015	$446,467

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.384% on the first $1 billion of daily net assets and decreasing to 0.225% on such assets in excess of $21 billion. For the six months ended April 30, 2012, the investment advisory services fee was $25,383,000, which was equivalent to an annualized rate of 0.256% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended April 30, 2012, the total transfer agent services fee paid under these agreements was $10,991,000, of which $10,475,000 was paid by the fund to AFS and $516,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended April 30, 2012, total fees paid to CRMC for performing administrative services were $1,818,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended April 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$16,603	$8,505	$486	Not applicable
Class B	1,294	160	Not applicable	Not applicable
Class C	3,862	454	181	Not applicable
Class F-1	1,014	373	200	Not applicable
Class F-2	Not applicable	415	191	Not applicable
Class 529-A	424	187	97	$202
Class 529-B	119	13	6	12
Class 529-C	545	56	26	55
Class 529-E	55	7	5	11
Class 529-F-1	-	12	6	12
Class R-1	190	19	10	Not applicable
Class R-2	657	311	47	Not applicable
Class R-3	1,108	289	119	Not applicable
Class R-4	407	126	87	Not applicable
Class R-5	Not applicable	61	73	Not applicable
Class R-6	Not applicable	3	284	Not applicable
Total class-specific expenses	$26,278	$10,991	$1,818	$292

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $549,000, shown on the accompanying financial statements, includes $218,000 in current fees (either paid in cash or deferred) and a net increase of $331,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2012
Class A	$1,179,397	44,490	$181,092	6,841	$(951,458)	(35,955)	$409,031	15,376
Class B	9,727	372	2,425	93	(67,517)	(2,573)	(55,365)	(2,108)
Class C	103,231	3,928	7,133	273	(86,326)	(3,296)	24,038	905
Class F-1	193,451	7,295	10,452	396	(102,910)	(3,906)	100,993	3,785
Class F-2	429,240	16,393	9,935	373	(82,394)	(3,111)	356,781	13,655
Class 529-A	55,317	2,096	5,209	197	(24,439)	(931)	36,087	1,362
Class 529-B	1,046	40	209	8	(5,477)	(209)	(4,222)	(161)
Class 529-C	17,207	653	991	38	(9,316)	(355)	8,882	336
Class 529-E	4,049	155	252	9	(1,642)	(62)	2,659	102
Class 529-F-1	5,258	199	347	13	(1,455)	(55)	4,150	157
Class R-1	9,040	341	359	14	(3,887)	(148)	5,512	207
Class R-2	33,341	1,270	1,669	64	(27,669)	(1,055)	7,341	279
Class R-3	103,454	3,924	5,212	198	(64,922)	(2,472)	43,744	1,650
Class R-4	162,505	6,116	4,118	155	(52,401)	(1,979)	114,222	4,292
Class R-5	73,604	2,759	4,101	155	(33,970)	(1,274)	43,735	1,640
Class R-6	167,308	6,260	16,740	631	(68,379)	(2,538)	115,669	4,353
Total net increase (decrease)	$2,547,175	96,291	$250,244	9,458	$(1,584,162)	(59,919)	$1,213,257	45,830

Year ended October 31, 2011
Class A	$1,785,225	69,986	$321,641	12,693	$(2,159,138)	(84,676)	$(52,272)	(1,997)
Class B	18,231	721	5,535	220	(134,441)	(5,305)	(110,675)	(4,364)
Class C	157,546	6,218	12,075	481	(151,561)	(6,016)	18,060	683
Class F-1	357,157	14,048	15,683	621	(221,001)	(8,726)	151,839	5,943
Class F-2	263,318	10,412	9,991	395	(87,271)	(3,431)	186,038	7,376
Class 529-A	89,650	3,508	8,384	331	(40,191)	(1,574)	57,843	2,265
Class 529-B	1,845	71	471	19	(10,981)	(432)	(8,665)	(342)
Class 529-C	26,821	1,054	1,578	63	(14,628)	(577)	13,771	540
Class 529-E	4,634	182	395	16	(2,224)	(87)	2,805	111
Class 529-F-1	10,724	418	486	19	(2,490)	(98)	8,720	339
Class R-1	15,098	593	563	22	(10,939)	(435)	4,722	180
Class R-2	57,450	2,261	2,740	109	(53,062)	(2,087)	7,128	283
Class R-3	186,933	7,328	7,886	313	(103,188)	(4,058)	91,631	3,583
Class R-4	138,978	5,445	5,935	235	(68,879)	(2,707)	76,034	2,973
Class R-5	129,921	5,013	6,031	238	(80,850)	(3,215)	55,102	2,036
Class R-6	238,652	9,355	25,956	1,025	(43,426)	(1,696)	221,182	8,684
Total net increase (decrease)	$3,482,183	136,613	$425,350	16,800	$(3,184,270)	(125,120)	$723,263	28,293

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,275,188,000 and $2,580,735,000, respectively, during the six months ended April 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 4/30/2012(4)(5)	$25.41	$.33	$2.37	$2.70	$(.35)	$-	$(.35)	$27.76	10.71%	$15,228	.63	%(6)	.63	%(6)	2.49	%(6)
	Year ended 10/31/2011	24.38	.66	1.00	1.66	(.63)	-	(.63)	25.41	6.85	13,549	.62		.62		2.57
	Year ended 10/31/2010	21.57	.62	2.86	3.48	(.67)	-	(.67)	24.38	16.31	13,051	.63		.63		2.69
	Year ended 10/31/2009	20.20	.59	1.56	2.15	(.72)	(.06)	(.78)	21.57	11.27	11,862	.67		.66		3.05
	Year ended 10/31/2008	31.29	.60	(9.76)	(9.16)	(.64)	(1.29)	(1.93)	20.20	(30.85)	11,499	.60		.57		2.28
	Year ended 10/31/2007	29.14	.64	2.83	3.47	(.61)	(.71)	(1.32)	31.29	12.19	17,809	.58		.56		2.09

Class B:	Six months ended 4/30/2012(4)(5)	25.21	.23	2.35	2.58	(.25)	-	(.25)	27.54	10.28	242	1.40	(6)	1.40	(6)	1.76	(6)
	Year ended 10/31/2011	24.19	.46	.99	1.45	(.43)	-	(.43)	25.21	6.01	275	1.39		1.39		1.81
	Year ended 10/31/2010	21.41	.44	2.83	3.27	(.49)	-	(.49)	24.19	15.40	369	1.40		1.40		1.93
	Year ended 10/31/2009	20.05	.44	1.56	2.00	(.58)	(.06)	(.64)	21.41	10.45	426	1.45		1.44		2.29
	Year ended 10/31/2008	31.06	.40	(9.69)	(9.29)	(.43)	(1.29)	(1.72)	20.05	(31.37)	455	1.37		1.34		1.52
	Year ended 10/31/2007	28.95	.40	2.80	3.20	(.38)	(.71)	(1.09)	31.06	11.28	756	1.36		1.33		1.32

Class C:	Six months ended 4/30/2012(4)(5)	25.14	.22	2.35	2.57	(.25)	-	(.25)	27.46	10.27	830	1.44	(6)	1.44	(6)	1.68	(6)
	Year ended 10/31/2011	24.13	.44	1.00	1.44	(.43)	-	(.43)	25.14	5.97	737	1.43		1.43		1.75
	Year ended 10/31/2010	21.36	.43	2.82	3.25	(.48)	-	(.48)	24.13	15.34	691	1.46		1.46		1.86
	Year ended 10/31/2009	20.01	.43	1.55	1.98	(.57)	(.06)	(.63)	21.36	10.39	610	1.48		1.47		2.24
	Year ended 10/31/2008	31.00	.38	(9.66)	(9.28)	(.42)	(1.29)	(1.71)	20.01	(31.40)	578	1.42		1.39		1.47
	Year ended 10/31/2007	28.89	.38	2.80	3.18	(.36)	(.71)	(1.07)	31.00	11.26	922	1.41		1.38		1.27

Class F-1:	Six months ended 4/30/2012(4)(5)	25.33	.32	2.37	2.69	(.35)	-	(.35)	27.67	10.69	917	.66	(6)	.66	(6)	2.44	(6)
	Year ended 10/31/2011	24.31	.64	1.00	1.64	(.62)	-	(.62)	25.33	6.79	744	.66		.66		2.52
	Year ended 10/31/2010	21.51	.61	2.85	3.46	(.66)	-	(.66)	24.31	16.28	569	.67		.67		2.63
	Year ended 10/31/2009	20.14	.59	1.56	2.15	(.72)	(.06)	(.78)	21.51	11.31	403	.67		.67		3.03
	Year ended 10/31/2008	31.21	.59	(9.74)	(9.15)	(.63)	(1.29)	(1.92)	20.14	(30.89)	347	.64		.61		2.25
	Year ended 10/31/2007	29.07	.62	2.83	3.45	(.60)	(.71)	(1.31)	31.21	12.14	573	.63		.60		2.05

Class F-2:	Six months ended 4/30/2012(4)(5)	25.41	.35	2.37	2.72	(.38)	-	(.38)	27.75	10.79	971	.43	(6)	.43	(6)	2.61	(6)
	Year ended 10/31/2011	24.38	.70	1.01	1.71	(.68)	-	(.68)	25.41	7.07	542	.42		.42		2.75
	Year ended 10/31/2010	21.57	.65	2.88	3.53	(.72)	-	(.72)	24.38	16.57	340	.41		.41		2.81
	Year ended 10/31/2009	20.20	.58	1.63	2.21	(.78)	(.06)	(.84)	21.57	11.58	130	.43		.43		2.86
	Period from 8/5/2008 to 10/31/2008(4)	25.64	.12	(5.39)	(5.27)	(.17)	-	(.17)	20.20	(20.69)	7	.09		.08		.54

Class 529-A:	Six months ended 4/30/2012(4)(5)	25.37	.31	2.37	2.68	(.34)	-	(.34)	27.71	10.64	445	.72	(6)	.72	(6)	2.39	(6)
	Year ended 10/31/2011	24.34	.63	1.01	1.64	(.61)	-	(.61)	25.37	6.77	373	.70		.70		2.48
	Year ended 10/31/2010	21.54	.60	2.85	3.45	(.65)	-	(.65)	24.34	16.20	303	.71		.71		2.59
	Year ended 10/31/2009	20.17	.57	1.57	2.14	(.71)	(.06)	(.77)	21.54	11.22	228	.74		.74		2.95
	Year ended 10/31/2008	31.25	.57	(9.74)	(9.17)	(.62)	(1.29)	(1.91)	20.17	(30.93)	189	.69		.66		2.19
	Year ended 10/31/2007	29.11	.60	2.83	3.43	(.58)	(.71)	(1.29)	31.25	12.07	259	.68		.65		1.99

Class 529-B:	Six months ended 4/30/2012(4)(5)	25.28	.21	2.35	2.56	(.23)	-	(.23)	27.61	10.22	23	1.52	(6)	1.52	(6)	1.62	(6)
	Year ended 10/31/2011	24.25	.43	1.00	1.43	(.40)	-	(.40)	25.28	5.87	25	1.50		1.50		1.70
	Year ended 10/31/2010	21.46	.42	2.84	3.26	(.47)	-	(.47)	24.25	15.29	33	1.51		1.51		1.82
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.31	34	1.55		1.55		2.16
	Year ended 10/31/2008	31.14	.36	(9.71)	(9.35)	(.40)	(1.29)	(1.69)	20.10	(31.47)	32	1.49		1.46		1.39
	Year ended 10/31/2007	29.01	.36	2.82	3.18	(.34)	(.71)	(1.05)	31.14	11.19	46	1.48		1.46		1.19

Class 529-C:	Six months ended 4/30/2012(4)(5)	25.26	.21	2.36	2.57	(.24)	-	(.24)	27.59	10.22	121	1.52	(6)	1.52	(6)	1.60	(6)
	Year ended 10/31/2011	24.24	.43	1.00	1.43	(.41)	-	(.41)	25.26	5.92	102	1.50		1.50		1.68
	Year ended 10/31/2010	21.46	.41	2.84	3.25	(.47)	-	(.47)	24.24	15.27	85	1.50		1.50		1.80
	Year ended 10/31/2009	20.10	.42	1.56	1.98	(.56)	(.06)	(.62)	21.46	10.33	65	1.54		1.54		2.15
	Year ended 10/31/2008	31.13	.36	(9.70)	(9.34)	(.40)	(1.29)	(1.69)	20.10	(31.45)	54	1.48		1.46		1.40
	Year ended 10/31/2007	29.01	.36	2.81	3.17	(.34)	(.71)	(1.05)	31.13	11.17	77	1.48		1.45		1.19

Class 529-E:	Six months ended 4/30/2012(4)(5)	$25.29	$.28	$2.36	$2.64	$(.31)	$-	$(.31)	$27.62	10.49%	$24	.99	%(6)	.99	%(6)	2.12	%(6)
	Year ended 10/31/2011	24.27	.56	1.00	1.56	(.54)	-	(.54)	25.29	6.45	20	.98		.98		2.20
	Year ended 10/31/2010	21.48	.53	2.85	3.38	(.59)	-	(.59)	24.27	15.87	16	1.00		1.00		2.30
	Year ended 10/31/2009	20.12	.51	1.57	2.08	(.66)	(.06)	(.72)	21.48	10.88	12	1.04		1.03		2.66
	Year ended 10/31/2008	31.17	.50	(9.72)	(9.22)	(.54)	(1.29)	(1.83)	20.12	(31.11)	10	.97		.95		1.91
	Year ended 10/31/2007	29.04	.51	2.82	3.33	(.49)	(.71)	(1.20)	31.17	11.74	14	.97		.95		1.70

Class 529-F-1:	Six months ended 4/30/2012(4)(5)	25.39	.34	2.38	2.72	(.37)	-	(.37)	27.74	10.78	29	.51	(6)	.51	(6)	2.59	(6)
	Year ended 10/31/2011	24.37	.68	1.01	1.69	(.67)	-	(.67)	25.39	6.96	22	.49		.49		2.67
	Year ended 10/31/2010	21.56	.65	2.86	3.51	(.70)	-	(.70)	24.37	16.47	13	.50		.50		2.79
	Year ended 10/31/2009	20.19	.61	1.57	2.18	(.75)	(.06)	(.81)	21.56	11.44	9	.54		.53		3.14
	Year ended 10/31/2008	31.28	.63	(9.76)	(9.13)	(.67)	(1.29)	(1.96)	20.19	(30.78)	6	.47		.45		2.41
	Year ended 10/31/2007	29.13	.66	2.84	3.50	(.64)	(.71)	(1.35)	31.28	12.32	8	.47		.45		2.19

Class R-1:	Six months ended 4/30/2012(4)(5)	25.22	.22	2.35	2.57	(.25)	-	(.25)	27.54	10.24	44	1.42	(6)	1.42	(6)	1.69	(6)
	Year ended 10/31/2011	24.21	.44	1.00	1.44	(.43)	-	(.43)	25.22	5.96	35	1.43		1.43		1.75
	Year ended 10/31/2010	21.43	.42	2.85	3.27	(.49)	-	(.49)	24.21	15.38	29	1.45		1.45		1.84
	Year ended 10/31/2009	20.07	.43	1.57	2.00	(.58)	(.06)	(.64)	21.43	10.43	17	1.48		1.47		2.22
	Year ended 10/31/2008	31.10	.38	(9.70)	(9.32)	(.42)	(1.29)	(1.71)	20.07	(31.41)	13	1.41		1.38		1.47
	Year ended 10/31/2007	28.97	.37	2.80	3.17	(.33)	(.71)	(1.04)	31.10	11.18	14	1.45		1.43		1.22

Class R-2:	Six months ended 4/30/2012(4)(5)	25.19	.22	2.36	2.58	(.25)	-	(.25)	27.52	10.29	190	1.42	(6)	1.42	(6)	1.70	(6)
	Year ended 10/31/2011	24.18	.44	.99	1.43	(.42)	-	(.42)	25.19	5.94	167	1.45		1.45		1.73
	Year ended 10/31/2010	21.40	.42	2.83	3.25	(.47)	-	(.47)	24.18	15.32	153	1.48		1.48		1.83
	Year ended 10/31/2009	20.05	.40	1.56	1.96	(.55)	(.06)	(.61)	21.40	10.22	132	1.62		1.62		2.08
	Year ended 10/31/2008	31.06	.36	(9.69)	(9.33)	(.39)	(1.29)	(1.68)	20.05	(31.47)	110	1.51		1.48		1.37
	Year ended 10/31/2007	28.94	.38	2.81	3.19	(.36)	(.71)	(1.07)	31.06	11.24	161	1.49		1.41		1.24

Class R-3:	Six months ended 4/30/2012(4)(5)	25.26	.28	2.36	2.64	(.31)	-	(.31)	27.59	10.51	493	.96	(6)	.96	(6)	2.16	(6)
	Year ended 10/31/2011	24.25	.56	1.00	1.56	(.55)	-	(.55)	25.26	6.43	410	.97		.97		2.21
	Year ended 10/31/2010	21.46	.53	2.85	3.38	(.59)	-	(.59)	24.25	15.90	307	.99		.99		2.29
	Year ended 10/31/2009	20.10	.51	1.57	2.08	(.66)	(.06)	(.72)	21.46	10.89	181	1.03		1.03		2.66
	Year ended 10/31/2008	31.14	.50	(9.71)	(9.21)	(.54)	(1.29)	(1.83)	20.10	(31.10)	149	.96		.94		1.92
	Year ended 10/31/2007	29.01	.52	2.81	3.33	(.49)	(.71)	(1.20)	31.14	11.76	228	.97		.95		1.71

Class R-4:	Six months ended 4/30/2012(4)(5)	25.35	.32	2.37	2.69	(.35)	-	(.35)	27.69	10.67	416	.66	(6)	.66	(6)	2.42	(6)
	Year ended 10/31/2011	24.32	.64	1.01	1.65	(.62)	-	(.62)	25.35	6.81	272	.67		.67		2.50
	Year ended 10/31/2010	21.53	.60	2.85	3.45	(.66)	-	(.66)	24.32	16.21	189	.68		.68		2.58
	Year ended 10/31/2009	20.16	.57	1.58	2.15	(.72)	(.06)	(.78)	21.53	11.26	75	.71		.71		2.96
	Year ended 10/31/2008	31.23	.58	(9.74)	(9.16)	(.62)	(1.29)	(1.91)	20.16	(30.90)	54	.66		.64		2.21
	Year ended 10/31/2007	29.09	.61	2.82	3.43	(.58)	(.71)	(1.29)	31.23	12.08	70	.67		.65		2.00

Class R-5:	Six months ended 4/30/2012(4)(5)	25.41	.36	2.38	2.74	(.39)	-	(.39)	27.76	10.85	324	.37	(6)	.37	(6)	2.74	(6)
	Year ended 10/31/2011	24.38	.72	1.00	1.72	(.69)	-	(.69)	25.41	7.11	255	.37		.37		2.81
	Year ended 10/31/2010	21.57	.67	2.87	3.54	(.73)	-	(.73)	24.38	16.59	195	.38		.38		2.90
	Year ended 10/31/2009	20.20	.65	1.55	2.20	(.77)	(.06)	(.83)	21.57	11.55	108	.40		.39		3.47
	Year ended 10/31/2008	31.29	.65	(9.75)	(9.10)	(.70)	(1.29)	(1.99)	20.20	(30.69)	279	.36		.34		2.52
	Year ended 10/31/2007	29.14	.71	2.82	3.53	(.67)	(.71)	(1.38)	31.29	12.42	283	.37		.35		2.32

Class R-6:	Six months ended 4/30/2012(4)(5)	25.41	.37	2.37	2.74	(.39)	-	(.39)	27.76	10.87	1,255	.32	(6)	.32	(6)	2.78	(6)
	Year ended 10/31/2011	24.39	.73	1.00	1.73	(.71)	-	(.71)	25.41	7.12	1,038	.32		.32		2.86
	Year ended 10/31/2010	21.58	.68	2.87	3.55	(.74)	-	(.74)	24.39	16.64	784	.33		.33		2.92
	Six months ended 10/31/2009(4)	18.74	.31	2.86	3.17	(.33)	-	(.33)	21.58	16.99	358	.36	(6)	.36	(6)	3.03	(6)

	Six months ended April 30,	Year ended October 31
	2012(4)(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	14%	23%	20%	27%	23%	19%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2011, through April 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 11/1/2011	Ending account value 4/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,107.07	$3.30	.63%
Class A -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B -- actual return	1,000.00	1,102.81	7.32	1.40
Class B -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class C -- actual return	1,000.00	1,102.71	7.53	1.44
Class C -- assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class F-1 -- actual return	1,000.00	1,106.86	3.46	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class F-2 -- actual return	1,000.00	1,107.89	2.25	.43
Class F-2 -- assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 529-A -- actual return	1,000.00	1,106.38	3.77	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-B -- actual return	1,000.00	1,102.19	7.94	1.52
Class 529-B -- assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-C -- actual return	1,000.00	1,102.17	7.94	1.52
Class 529-C -- assumed 5% return	1,000.00	1,017.30	7.62	1.52
Class 529-E -- actual return	1,000.00	1,104.88	5.18	.99
Class 529-E -- assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 529-F-1 -- actual return	1,000.00	1,107.82	2.67	.51
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.33	2.56	.51
Class R-1 -- actual return	1,000.00	1,102.43	7.42	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2 -- actual return	1,000.00	1,102.86	7.42	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-3 -- actual return	1,000.00	1,105.12	5.02	.96
Class R-3 -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 -- actual return	1,000.00	1,106.74	3.46	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5 -- actual return	1,000.00	1,108.46	1.94	.37
Class R-5 -- assumed 5% return	1,000.00	1,023.02	1.86	.37
Class R-6 -- actual return	1,000.00	1,108.71	1.68	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.27	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2013. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three balanced objectives: current income, growth of capital and conservation of principal. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2012 (the most recent calendar quarter-end):
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	1.47%	1.25%	4.27%
Not reflecting CDSC	6.47	1.61	4.27

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.44	1.56	4.05
Not reflecting CDSC	6.44	1.56	4.05

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	7.29	2.36	4.86

Class F-2 shares3 — first sold 8/5/08
Not reflecting annual asset-based fee charged
by sponsoring firm	7.57	—	5.54

Class 529-A shares4
Reflecting 5.75% maximum sales charge	1.05	1.10	4.22
Not reflecting maximum sales charge	7.23	2.31	4.83

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	1.35	1.13	4.12
Not reflecting CDSC	6.35	1.48	4.12

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	5.36	1.50	3.97
Not reflecting CDSC	6.36	1.50	3.97

Class 529-E shares3,4	6.92	2.02	4.50

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	7.44	2.53	7.19

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2012, portfolio of American Mutual Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Mutual Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Mutual Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income TrustSM
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-903-0612P

Litho in USA BBC/ALD/8079-S28717

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Mutual Fund®
Investment portfolio

April 30, 2012
 unaudited

Common stocks — 87.46%	Shares	Value (000)

ENERGY — 8.18%
Apache Corp.	733,400	$70,362
Baker Hughes Inc.	1,385,000	61,092
BP PLC (ADR)	3,360,000	145,858
Chevron Corp.	2,698,911	287,596
ConocoPhillips	1,716,089	122,923
Devon Energy Corp.	1,925,000	134,461
EnCana Corp.	5,136,700	107,562
EOG Resources, Inc.	1,025,000	112,555
Marathon Oil Corp.	2,000,000	58,680
Marathon Petroleum Corp.	881,149	36,665
Nexen Inc.	1,330,000	25,736
Royal Dutch Shell PLC, Class A (ADR)	3,729,700	266,823
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	85,978
Schlumberger Ltd.	2,315,400	171,664
Spectra Energy Corp	2,430,500	74,714
		1,762,669

MATERIALS — 4.69%
Air Products and Chemicals, Inc.	1,735,000	148,325
CRH PLC (ADR)	1,089,059	22,141
Dow Chemical Co.	11,731,400	397,460
E.I. du Pont de Nemours and Co.	690,000	36,887
MeadWestvaco Corp.	5,749,864	182,961
Praxair, Inc.	1,919,724	222,112
		1,009,886

INDUSTRIALS — 14.98%
3M Co.	2,340,000	209,102
CSX Corp.	11,869,000	264,797
Eaton Corp.	800,000	38,544
Emerson Electric Co.	5,825,000	306,046
General Dynamics Corp.	2,051,000	138,443
General Electric Co.	10,722,500	209,947
Illinois Tool Works Inc.	850,000	48,773
Lockheed Martin Corp.	1,845,000	167,046
Masco Corp.	1,900,000	25,042
Norfolk Southern Corp.	1,726,000	125,877
Pentair, Inc.	1,800,000	78,012
Pitney Bowes Inc.	1,002,300	17,169
Precision Castparts Corp.	314,000	55,380
Republic Services, Inc.	5,550,000	151,903
Rockwell Automation	900,000	69,606
Siemens AG (ADR)	125,000	11,609
Southwest Airlines Co.	4,450,000	36,846
Union Pacific Corp.	2,005,300	225,476
United Parcel Service, Inc., Class B	4,617,300	360,796
United Technologies Corp.	4,620,100	377,185
W.W. Grainger, Inc.	585,000	121,575
Waste Management, Inc.	5,545,400	189,653
		3,228,827

CONSUMER DISCRETIONARY — 13.62%
Carnival Corp., units	2,895,000	94,058
Comcast Corp., Class A	11,756,400	356,572
Comcast Corp., Class A, special nonvoting shares	1,500,000	44,745
Darden Restaurants, Inc.	5,204,000	260,616
Garmin Ltd.	4,150,000	195,590
Harley-Davidson, Inc.	1,830,000	95,764
Home Depot, Inc.	12,050,000	624,069
Johnson Controls, Inc.	2,662,580	85,123
Kohl’s Corp.	700,000	35,091
Mattel, Inc.	9,075,000	304,920
McDonald’s Corp.	700,000	68,215
McGraw-Hill Companies, Inc.	321,643	15,815
News Corp., Class A	3,850,000	75,460
Nordstrom, Inc.	500,000	27,930
Time Warner Cable Inc.	4,163,937	334,989
Time Warner Inc.	4,584,333	171,729
YUM! Brands, Inc.	1,980,000	144,005
		2,934,691

CONSUMER STAPLES — 5.48%
Avon Products, Inc.	300,000	6,480
Coca-Cola Co.	850,000	64,872
Colgate-Palmolive Co.	565,000	55,901
ConAgra Foods, Inc.	2,225,000	57,450
General Mills, Inc.	1,500,000	58,335
H.J. Heinz Co.	600,000	31,986
Kellogg Co.	900,000	45,513
Kimberly-Clark Corp.	2,140,000	167,926
Kraft Foods Inc., Class A	12,704,700	506,536
PepsiCo, Inc.	2,336,800	154,229
Sara Lee Corp.	1,500,000	33,060
		1,182,288

HEALTH CARE — 11.01%
Abbott Laboratories	11,645,000	722,689
Amgen Inc.	7,150,748	508,490
Bristol-Myers Squibb Co.	7,784,227	259,760
Cardinal Health, Inc.	1,305,000	55,162
Eli Lilly and Co.	2,390,000	98,922
Johnson & Johnson	600,000	39,054
Medtronic, Inc.	1,998,250	76,333
Merck & Co., Inc.	6,718,302	263,626
Novartis AG (ADR)	1,850,000	102,064
Pfizer Inc	6,920,000	158,676
Stryker Corp.	1,610,000	87,858
		2,372,634

FINANCIALS — 6.05%
Aon PLC, Class A	1,510,000	78,218
Arthur J. Gallagher & Co.	4,149,148	155,842
Bank of New York Mellon Corp.	3,141,400	74,294
Bank of Nova Scotia	1,750,000	97,055
Comerica Inc.	411,400	13,173
Hudson City Bancorp, Inc.	9,846,000	69,513
JPMorgan Chase & Co.	2,690,000	115,616
Marsh & McLennan Companies, Inc.	2,224,423	74,407
NYSE Euronext	3,950,546	101,727
Old Republic International Corp.	6,200,000	61,690
Royal Bank of Canada	2,051,500	118,597
State Street Corp.	2,439,700	112,763
Toronto-Dominion Bank	704,000	59,453
Wells Fargo & Co.	2,385,000	79,730
Willis Group Holdings PLC	2,548,419	92,915
		1,304,993

INFORMATION TECHNOLOGY — 8.29%
Adobe Systems Inc.1	820,000	27,519
Analog Devices, Inc.	1,622,500	63,245
Automatic Data Processing, Inc.	2,000,000	111,240
Hewlett-Packard Co.	3,020,000	74,775
Intel Corp.	4,200,000	119,280
International Business Machines Corp.	665,000	137,708
KLA-Tencor Corp.	1,322,000	68,942
Linear Technology Corp.	2,900,000	94,859
Maxim Integrated Products, Inc.	4,600,000	136,068
Microchip Technology Inc.1	1,500,000	53,010
Microsoft Corp.	12,726,598	407,506
Nokia Corp. (ADR)	500,000	1,825
Oracle Corp.	6,087,000	178,897
Paychex, Inc.	1,000,000	30,980
QUALCOMM Inc.	700,000	44,688
Texas Instruments Inc.	6,620,000	211,443
Xilinx, Inc.	688,400	25,044
		1,787,029

TELECOMMUNICATION SERVICES — 5.31%
AT&T Inc.	14,253,700	469,089
BCE Inc.	1,000,000	40,530
Verizon Communications Inc.	15,743,900	635,739
		1,145,358

UTILITIES — 7.48%
Ameren Corp.	1,660,000	54,432
American Electric Power Co., Inc.	1,435,000	55,735
Dominion Resources, Inc.	3,000,000	156,570
DTE Energy Co.	750,000	42,285
Duke Energy Corp.	10,005,000	214,407
Exelon Corp.	3,093,720	120,686
FirstEnergy Corp.	4,697,728	219,948
PG&E Corp.	6,696,000	295,829
PPL Corp.	1,000,000	27,350
Progress Energy, Inc.	1,965,000	104,577
Public Service Enterprise Group Inc.	3,255,000	101,393
Questar Corp.	420,000	8,295
Southern Co.	2,000,000	91,880
Xcel Energy Inc.	4,365,000	118,117
		1,611,504

MISCELLANEOUS — 2.37%
Other common stocks in initial period of acquisition		510,092

Total common stocks (cost: $14,998,336,000)		18,849,971

Preferred stocks — 0.05%

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		10,472

Total preferred stocks (cost: $10,004,000)		10,472

Convertible securities — 0.15%	Shares

UTILITIES — 0.15%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	32,034

Total convertible securities (cost: $30,949,000)		32,034

	Principal amount
Bonds & notes — 3.23%	(000)

ENERGY — 0.03%
Enbridge Energy Partners, LP 5.35% 2014	$5,075	5,517

INDUSTRIALS — 0.10%
Black & Decker Corp. 8.95% 2014	18,000	20,572

CONSUMER DISCRETIONARY — 0.54%
Federated Department Stores, Inc. 7.45% 2017	20,000	24,480
Staples, Inc. 9.75% 2014	81,450	92,332
		116,812

HEALTH CARE — 0.01%
Cardinal Health, Inc. 5.65% 2012	2,800	2,815

FINANCIALS — 1.98%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,238
American Express Bank 5.55% 2012	28,250	28,886
American Express Centurion Bank 5.55% 2012	18,870	19,296
American Express Co. 5.50% 2016	2,825	3,220
American Express Co. 6.15% 2017	745	884
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)2	1,665	1,720
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)2	1,665	1,727
Citigroup Inc. 6.125% 2017	5,000	5,553
ERP Operating LP 5.125% 2016	2,400	2,679
ERP Operating LP 5.375% 2016	6,455	7,228
ERP Operating LP 5.75% 2017	39,855	45,913
ERP Operating LP 6.584% 2015	3,500	3,967
ERP Operating LP 7.125% 2017	5,000	5,930
JPMorgan Chase & Co. 4.75% 2013	5,000	5,205
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)2	123,654	135,950
MetLife Global Funding I 5.125% 20143	3,000	3,241
UDR, Inc., Series A, 5.25% 2015	5,000	5,373
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	131,826	143,690
		425,700

TELECOMMUNICATION SERVICES — 0.12%
Verizon Communications Inc. 5.55% 2014	5,000	5,397
Verizon Communications Inc. 8.50% 2018	15,000	20,676
		26,073

UTILITIES — 0.11%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,077

MORTGAGE-BACKED OBLIGATIONS4 — 0.10%
Fannie Mae 4.00% 2024	10,506	11,180
Fannie Mae 4.50% 2024	10,381	11,154
		22,334

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.24%
Fannie Mae 2.50% 2014	25,775	26,909
Freddie Mac 1.75% 2012	25,240	25,294
		52,203

Total bonds & notes (cost: $614,477,000)		696,103

Short-term securities — 8.77%

Coca-Cola Co. 0.14%–0.19% due 5/1–8/20/20123	83,700	83,687
Emerson Electric Co. 0.11% due 5/15/20123	11,000	10,999
Fannie Mae 0.06%–0.14% due 5/16/2012–1/7/2013	604,800	604,182
Federal Farm Credit Banks 0.14%–0.19% due 9/27/2012–2/14/2013	169,500	169,338
Federal Home Loan Bank 0.065%–0.15% due 5/30–11/19/2012	54,800	54,751
Freddie Mac 0.065%–0.18% due 6/11/2012–2/14/2013	383,650	383,464
Google Inc. 0.10%–0.11% due 5/7–6/18/20123	59,900	59,894
Johnson & Johnson 0.11% due 5/1/20123	40,600	40,600
Jupiter Securitization Co., LLC 0.15% due 5/1/20123	30,000	30,000
Merck & Co. Inc. 0.09% due 5/7–5/11/20123	35,000	34,999
Pfizer Inc 0.09% due 5/15/20123	4,700	4,700
Private Export Funding Corp. 0.16% due 5/17/20123	45,000	44,995
Procter & Gamble Co. 0.12% due 5/23/20123	23,900	23,898
Regents of the University of California 0.15% due 6/11/2012	17,400	17,397
Straight-A Funding LLC 0.18% due 5/10/20123	20,486	20,485
U.S. Treasury Bills 0.06%–0.136% due 6/28–11/15/2012	285,200	285,122
Wal-Mart Stores, Inc. 0.06% due 5/3/20123	20,800	20,800

Total short-term securities (cost: $1,889,532,000)		1,889,311

Total investment securities (cost: $17,543,298,000)		21,477,891
Other assets less liabilities		74,209

Net assets		$21,552,100

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $378,298,000, which represented 1.76% of the net assets of the fund.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0612O-S29461

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, President and Principal Executive Officer

Date: June 29, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: June 29, 2012